Operating Expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Operating Expenses	Note 4
Operating Expenses

EUR'000	Note	2025	2024	2023
Cost of sales
Right-of-use asset depreciation	14	—	235	30
Insurance		6,268	2,754	1,573
Vessel depreciation	13	104,042	53,696	22,484
Impairment of property, plant and equipment	13	—	—	5,000
Seafarer payroll	6	50,088	32,285	15,921
Fuel and oil		7,928	2,976	711
Maintenance		17,878	7,886	5,121
Messing costs		5,270	2,948	1,448
Seafarer travel		11,634	7,110	2,835
Specific charter costs		30,512	10,776	4,052
Utilities		1,720	1,308	389
Other operating expenses		1,334	2,254	294
Tonnage tax		81	—	—
Total cost of sales		236,755	124,228	59,858

EUR'000	Note	2025	2024	2023
Administrative expenses
Depreciation and amortisation	12 , 13 , 14	3,549	2,522	534
Employee compensation	6	46,282	33,132	18,889
Repair and maintenance expenses		3,449	3,020	1,123
Legal and professional fees		9,087	7,576	2,122
Transaction costs		—	—	7,707
Rental expenses		2,484	1,757	751
Travel expense		2,393	1,988	985
Marketing and entertainment expenses		968	1,283	602
Other expenses		6,414	5,823	1,745
Total administrative expenses		74,626	57,101	34,458
Transaction costs in 2023 include all costs related to the business combination with Eneti, such as advisory, legal and consulting fees, which are included in administrative expenses.
Note 4
Operating Expenses
Continued from previous page
Accounting policies
Cost of sales and administrative expenses
Cost of sales consists of expenses directly attributable to the Group’s core activities, including seafarers payroll, vessel depreciation, and the operation and maintenance of vessels.
Administrative expenses, which include administrative staff costs, share-based compensation, management costs, office expenses, business combination transaction costs and other administration-related expenses, are expensed as they are incurred.
Auditor remuneration
Administrative expenses include fees to the auditors appointed by the shareholder at the Annual General
Meeting:

EUR'000	2025	2024	2023
Statutory audit	1,748	2,016	474
Other assurance services	34	264	1,608
Tax services	25	9	2
Other services	—	22	606
Total	1,807	2,311	2,690
Statutory audit services consist of fees for professional services rendered by Ernst & Young for the audit of the annual consolidated financial statements and services that are provided by the auditor in connection with the statutory audit.
For 2025 and 2024, the fee includes services related to the issuance of audit report on the design and operating effectiveness of the Company's internal controls over financial reporting (SOX404(b)).
Other assurance services consist of reviews of interim financial information and, for 2023, include PCAOB re-audits for 2021 and 2022, as well as assurance reports in respect of pro forma financial information in connection with regulatory filings.
Tax services consist of tax compliance services.
Other services consist of services provided for other permitted services, including fees for work performed in connection with the US listing in December 2023.